NET LOANS RECEIVABLE (Schedule of Primary Segments of Loan Portfolio) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 64,721	$ 46,338
Individually evaluated for impairment		49
Collectively evaluated for impairment	64,721	46,289
Deferred loan fees	312	129
Allowance for loan losses	(360)	(304)
Net Loans Receivable	64,673	46,163
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	1,456	1,251
Individually evaluated for impairment
Collectively evaluated for impairment	1,456	1,251
Obligations Other Than Securities And Leases Of States And Political Subdivisions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans
Individually evaluated for impairment
Collectively evaluated for impairment
First Mortgage Loans One To Four Family Dwellings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	49,411	28,620
Individually evaluated for impairment
Collectively evaluated for impairment	49,411	28,620
Consumer Loans Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	150	211
Individually evaluated for impairment
Collectively evaluated for impairment	150	211
First Mortgage Loans Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	4,783	3,032
Individually evaluated for impairment
Collectively evaluated for impairment	4,783	3,032
Consumer Loans Home Equity Lines Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	1,900	1,917
Individually evaluated for impairment
Collectively evaluated for impairment	1,900	1,917
First Mortgage Loans Land Acquisition And Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	666	653
Individually evaluated for impairment
Collectively evaluated for impairment	666	653
Consumer Loans Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	802	1,175
Individually evaluated for impairment
Collectively evaluated for impairment	802	1,175
First Mortgage Loans Multifamily Dwellings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	3,961	6,084
Individually evaluated for impairment
Collectively evaluated for impairment	3,961	6,084
First Mortgage Loans Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	1,592	3,395
Individually evaluated for impairment		49
Collectively evaluated for impairment	$ 1,592	$ 3,346